united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

1-866-RETI-FND 1-866-738-4363 www.sierramutualfunds.com

Sierra Core Retirement Fund
Sierra Strategic Income Fund
SEMI ANNUAL REPORT

March 31, 2016

Distributed by Northern Lights Distributors, LLC
Member FINRA

SIERRA CORE RETIREMENT FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, compared to its benchmark:

					Annualized	Annualized	Annualized
			Annualized	Annualized	Inception**-	Inception***-	Inception****-
	Six Months	One Year	Three Year	Five Year	March 31, 2016	March 31, 2016	March 31, 2016
Sierra Core Retirement Fund – Class A	0.81%	(3.33)%	0.53%	1.84%	5.30%	—	—
Sierra Core Retirement Fund – Class A with load	(4.97)%	(8.87)%	(1.43)%	0.64%	4.55%	—	—
Sierra Core Retirement Fund – Class C	0.42%	(4.08)%	(0.23)%	1.08%	—	2.12%	—
Sierra Core Retirement Fund – Class I	0.84%	(3.34)%	0.53%	1.85%	5.28%	—	—
Sierra Core Retirement Fund – Class R	0.94%	(3.12)%	0.76%	2.07%	5.52%	—	—
Sierra Core Retirement Fund – Class A1	0.71%	(3.50)%	0.36%	—	—	—	1.48%
Sierra Core Retirement Fund – Class A1 with load	(5.09)%	(9.05)%	(1.60)%	—	—	—	(0.09)%
Sierra Core Retirement Fund – Class I1	0.71%	(3.50)%	0.38%	—	—	—	1.50%
Morningstar Conservative Allocation Average	2.65%	(2.20)%	2.59%	3.99%	3.43%	5.27%	4.39%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.31% for Class A and Class I shares, 2.11% for Class R shares, 3.07% for Class C shares, 2.47% for Class A1 shares and 2.46% for Class I1 per the January 28, 2016 prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	Inception date is December 24, 2007 for Class A, I and R shares.

***	Inception date is February 5, 2010 for Class C shares.

****	Inception date is June 7, 2012 for A1 and I1 shares.

The Morningstar Conservative Allocation average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated.

The Fund’s top asset classes as of March 31, 2016, are as follows:

Asset Class	% of Net Assets

Exchange Traded Funds – Debt Funds	5.8%
Mutual Funds - Alternative Investment	4.4%
Mutual Funds - Asset Allocation Fund	0.0%
Mutual Funds - Debt Funds	76.2%
Mutual Funds - Equity Funds	5.2%
Other, Cash & Cash Equivalents	8.4%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

SIERRA STRATEGIC INCOME FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, compared to its benchmark:

				Annualized
			Annualized	Inception**-
	Six Months	One Year	Three Year	March 31, 2016
Sierra Strategic Income Fund – Class A	2.02%	(0.42)%	2.05%	3.92%
Sierra Strategic Income Fund – Class A with load	(3.85)%	(6.16)%	0.06%	2.49%
Sierra Strategic Income Fund – Class C	1.69%	(1.05)%	1.44%	3.29%
Sierra Strategic Income Fund – Class I	2.03%	(0.42)%	2.05%	3.96%
Sierra Strategic Income Fund – Class R	2.18%	(0.12)%	2.40%	4.24%
Sierra Strategic Income Fund – Class Y	2.18%	(0.12)%	2.40%	4.25%
Barclays Capital Aggregate Bond Index	2.44%	1.96%	2.50%	2.86%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses are 2.02% for Class A, 2.00% for Class I shares, 1.62% for Class R shares, 1.61% for Class Y shares and 2. 63% for Class C shares per the January 28, 2016 prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Fund’s inception date is December 27, 2011.

The Barclays Capital Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U. S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

The Fund’s top asset classes as of March 31, 2016, are as follows:

Asset Class	% of Net Assets

Exchange Traded Funds – Debt Funds	12.3%
Mutual Funds - Alternative Investment	6.5%
Mutual Funds - Asset Allocation Fund	0.3%
Mutual Funds - Debt Funds	76.0%
Other, Cash & Cash Equivalents	4.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Sierra Core Retirement Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 5.8%
	DEBT FUNDS - 5.8%
164,072	iShares 20+ Year Treasury Bond ETF	$21,429,444
83,745	iShares US Preferred Stock ETF	3,268,567
	TOTAL EXCHANGE TRADED FUNDS (Cost $23,824,135)	24,698,011

	MUTUAL FUNDS - 85.8%
	ALTERNATIVE INVESTMENT - 4.4%
1,049,942	AQR Equity Market Neutral Fund	12,294,818
614,633	AQR Style Premia Alternative Fund	6,207,796
		18,502,614
	ASSET ALLOCATION FUND - 0.0%
1	361 Managed Futures Fund - Class I	11

	DEBT FUNDS - 76.2%
1,719,044	AB High Income - Class I	14,027,400
618,268	Blackrock Strategic Municipal Opportunities Fund - Institutional Class	7,184,270
2,592,668	DoubleLine Total Return Bond Fund - Class I	28,182,301
779,265	Forward Select Income Fund - Institutional Class	17,619,180
7,166,600	Ivy Municipal High Income Fund - Class I	37,839,647
1,758,031	MainStay High Yield Municipal Bond Fund - Institutional Class	21,764,421
861,168	Nuveen High Yield Municipal Bond Fund - Institutional Class	14,984,317
3,811,325	Oppenheimer Rochester High Yield Municipal Fund - Class Y	27,022,294
4,141,241	PIMCO Emerging Local Bond Fund - Institutional Class	29,858,347
3,063,402	PIMCO Emerging Markets Bond Fund/United States - Institutional Class	29,714,999
824,345	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	8,375,346
2,537,276	PIMCO High Yield Fund - Institutional Class	21,236,997
754,954	PIMCO Mortgage Opportunities Fund - Institutional Class	8,259,198
2,621,035	Principal Preferred Securities Fund - Institutional Class	26,131,717
2,117,076	TCW Total Return Bond Fund - Class I	21,763,537
2,148,698	Western Asset Managed Municipals Fund - Class I	36,184,075
		350,148,046
	EQUITY FUNDS - 5.2%
1,161,936	Deutsche Global Infrastructure Fund	15,720,991
177,684	Oppenheimer International Small-Mid Co Fund - Class I	6,426,825
		22,147,816

	TOTAL MUTUAL FUNDS (Cost $381,127,885)	390,798,487

See accompanying notes to financial statements.

Sierra Core Retirement Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Shares		Value
	SHORT-TERM INVESTMENT - 6.7%
	MONEY MARKET FUND - 6.7%
28,158,194	Goldman Sachs Financial Square Funds- Prime Obligations Portfolio to yield 0.01% * (Cost $28,158,194)	$28,158,194

	TOTAL INVESTMENTS - 98.3% (Cost $433,110,214) (a)	$443,654,692
	OTHER ASSETS LESS LIABILITIES - 1.7%	(20,480,848)
	NET ASSETS - 100%	$423,173,844

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $433,207,147 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$10,874,507
Unrealized Depreciaiton:	(426,962)
Net Unrealized Appreciation:	$10,447,545

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

See accompanying notes to financial statements.

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 12.3%
	DEBT FUNDS - 12.3%
210,178	iShares 20+ Year Treasury Bond ETF	$27,451,349
132,395	iShares National Muni Bond ETF	14,781,902
11,385	iShares US Preferred Stock ETF	444,356
160,250	PowerShares Senior Loan ETF	3,637,675
	TOTAL EXCHANGE TRADED FUNDS (Cost $45,233,957)	46,315,282

	MUTUAL FUNDS - 82.8%
	ALTERNATIVE INVESTMENT - 6.5%
2,099,791	AQR Equity Market Neutral Fund	24,588,555

	ASSET ALLOCATION FUND - 0.3%
192,812	Arrow Alternative Solutions Fund	1,667,828

	DEBT FUNDS - 76.0%
704,238	AB High Income - Class I	5,746,580
2,013,807	Ashmore Emerging Markets Total Return Fund	15,284,793
644,255	Columbia U.S. Government Mortgage Fund - Class Z	3,517,631
2,325,012	DoubleLine Total Return Bond Fund - Class I	25,272,884
573,106	Forward Select Income Fund - Institutional Class	12,957,917
1,298,736	JPMorgan Mortgage-Backed Securities Fund - Select Class	14,779,621
2,076,170	Lord Abbett High Yield Municipal Bond Fund - Class A	24,457,283
1,664,862	MainStay High Yield Corporate Bond Fund - Class I	15,033,700
2,993,036	Nuveen High Yield Municipal Bond Fund - Institutional Class	52,078,826
3,404,280	PIMCO High Yield Municipal Bond Fund - Class I	28,493,828
1,053,951	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	10,708,141
1,189,360	PIMCO Emerging Markets Bond Fund/United States - Institutional Class	11,536,790
2,309	PIMCO Income Fund - Institutional Class	27,178
2,076,310	PIMCO Emerging Local Bond Fund - Institutional Class	14,970,194
1,876,052	PIMCO High Yield Municipal Bond Fund - Institutional Class	16,809,429
1,560,853	PIMCO Mortgage Opportunities Fund - Institutional Class	17,075,729
540,554	Principal Preferred Securities Fund - Institutional Class	5,389,326
981,562	Prudential Muni High Income Fund - Class Z	10,188,612
1,162,229	TCW Total Return Bond Fund - Class I	11,947,715
432,387	Western Asset Managed Municipals Fund - Class I	7,281,399
10,330	Vanguard Total International Bond ETF	563,497
		304,121,073

	TOTAL MUTUAL FUNDS (Cost $322,622,629)	330,377,456

See accompanying notes to financial statements.

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Shares		Value
	SHORT-TERM INVESTMENT - 4.8%
	MONEY MARKET FUND - 4.8%
18,060,234	Goldman Sachs Financial Square Funds- Prime Obligations Portfolio to yield 0.01% * (Cost $18,060,234)	$18,060,234

	TOTAL INVESTMENTS - 99.9% (Cost $385,916,820) (a)	$394,752,972
	OTHER ASSETS LESS LIABILITIES - 0.1%	(17,998,743)
	NET ASSETS - 100%	$376,754,229

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $385,993,248 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$9,021,044
Unrealized Depreciation:	(261,320)
Net Unrealized Appreciation:	$8,759,724

+	Non - income producing securitiy

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

	Sierra Core	Sierra Strategic
	Retirement Fund	Income Fund
ASSETS
Investment securities:
At cost	$433,110,214	$385,916,820
At value	$443,654,692	$394,752,972
Receivable for Fund shares sold	420,291	1,032,356
Dividends and interest receivable	950,505	796,132
Receivable for Securities Sold	7,988,944	—
Prepaid expenses and other assets	83,084	116,180
TOTAL ASSETS	453,097,516	396,697,640

LIABILITIES
Payable for Fund shares repurchased	803,596	1,125,926
Payable for investments purchased	28,231,464	18,492,077
Investment advisory fees payable	430,096	225,258
Distribution (12b-1) fees payable	94,925	70,767
Payable to related parties	82,807	3,568
Accrued expenses and other liabilities	280,784	25,815
TOTAL LIABILITIES	29,923,672	19,943,411
NET ASSETS	$423,173,844	$376,754,229

Net Assets Consist Of:
Paid in capital	$432,090,996	$381,373,317
Undistributed net investment loss	(157,678)	(639,244)
Accumulated net realized loss from security transactions	(19,303,952)	(12,815,996)
Net unrealized appreciation of investments	10,544,478	8,836,152
NET ASSETS	$423,173,844	$376,754,229

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2016

	Sierra Core	Sierra Strategic
	Retirement Fund	Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$52,289,567	$44,181,679
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,344,920	2,147,901
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.30	$20.57
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$23.66	$21.82

Class C Shares:
Net Assets	$80,713,607	$50,916,516
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,593,143	2,479,677
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.46	$20.53

Class I Shares:
Net Assets	$45,015,860	$48,226,185
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,021,716	2,341,451
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.27	$20.60

Class R Shares:
Net Assets	$227,169,192	$230,401,653
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,265,720	11,235,340
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.13	$20.51

Class Y Shares:
Net Assets		$3,028,196
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)		147,927
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share		$20.47

Class A1 Shares:
Net Assets	$2,951,842
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	131,108
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.51
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$23.88

Class I1 Shares:
Net Assets	$15,033,776
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	670,800
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.41

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2016

	Sierra Core	Sierra Strategic
	Retirement Fund	Income Fund
INVESTMENT INCOME
Dividends	$6,532,650	$5,127,791
Interest	14,452	10,806
TOTAL INVESTMENT INCOME	6,547,102	5,138,597

EXPENSES
Investment advisory fees	2,693,719	1,261,806
Distribution (12b-1) fees:
Class A	69,840	73,784
Class C	418,480	221,713
Class I	65,308	77,768
Class A1	5,131	—
Class I1	35,901	—
Administrative services fees	168,000	120,000
Non 12b-1 shareholder servicing	153,585	32,501
Transfer agent fees	89,999	55,800
Registration fees	40,110	25,069
Printing and postage expenses	40,000	23,000
Accounting services fees	38,999	32,166
Custodian fees	38,394	26,618
Professional fees	16,750	15,544
Compliance officer fees	9,410	6,339
Insurance expense	7,750	5,400
Trustees fees and expenses	5,816	5,816
Other expenses	1,755	1,254
TOTAL EXPENSES	3,898,947	1,984,578

Less: Fees waived by the Adviser	(74,571)	(34,380)

NET EXPENSES	3,824,376	1,950,198
NET INVESTMENT INCOME	2,722,726	3,188,399

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	(9,258,498)	(6,278,425)
Distributions of capital gains from underlying investment companies	1,730,532	785,352
	(7,527,966)	(5,493,073)
Net change in unrealized appreciation of:
Investments	8,076,084	9,607,416
	8,076,084	9,607,416

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	548,118	4,114,343

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,270,844	$7,302,742

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2016	September 30,
	(Unaudited)	2015
FROM OPERATIONS
Net investment income	$2,722,726	$12,518,678
Net realized loss from security transactions	(9,258,498)	(13,874,439)
Distributions of capital gains from underlying investment companies	1,730,532	1,730,532
Net change in unrealized appreciation (depreciation) of investments	8,076,084	(9,868,506)
Net increase (decrease) in net assets resulting from operations	3,270,844	(9,493,735)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(580,545)	(1,573,990)
Class C	(569,755)	(1,219,198)
Class I	(506,852)	(1,607,019)
Class R	(2,591,117)	(5,999,647)
Class A1	(29,237)	(45,466)
Class I1	(165,783)	(618,234)
Net decrease in net assets resulting from distributions to shareholders	(4,443,289)	(11,063,554)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,461,582	16,541,468
Class C	5,248,091	23,196,881
Class I	1,614,312	19,804,000
Class R	49,950,073	95,636,734
Class A1	1,588,936	1,085,720
Class I1	1,772,202	16,447,968
Net asset value of shares issued in reinvestment of distributions:
Class A	510,781	1,318,739
Class C	525,444	1,078,795
Class I	449,303	1,426,880
Class R	2,340,778	5,390,114
Class A1	22,698	34,682
Class I1	143,923	568,028
Payments for shares redeemed:
Class A	(11,976,984)	(44,167,950)
Class C	(13,943,748)	(24,630,836)
Class I	(19,076,408)	(58,097,539)
Class R	(52,870,050)	(210,071,674)
Class A1	(928,198)	(584,508)
Class I1	(9,412,307)	(34,308,254)
Net decrease in net assets resulting from shares of beneficial interest	(40,579,572)	(189,330,752)

TOTAL DECREASE IN NET ASSETS	(41,752,017)	(209,888,041)

NET ASSETS
Beginning of Period	464,925,861	674,813,902
End of Period *	$423,173,844	$464,925,861
*Includes undistributed net investment income (loss) of:	$(157,678)	$1,562,885

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31,	Year Ended
	2016	September 30,
	(Unaudited)	2015
SHARE ACTIVITY
Class A:
Shares Sold	155,887	709,209
Shares Reinvested	23,067	57,015
Shares Redeemed	(539,026)	(1,902,004)
Net decrease in shares of beneficial interest outstanding	(360,072)	(1,135,780)

Class C:
Shares Sold	234,999	991,541
Shares Reinvested	23,581	46,227
Shares Redeemed	(623,335)	(1,057,342)
Net decrease in shares of beneficial interest outstanding	(364,755)	(19,574)

Class I:
Shares Sold	72,733	850,600
Shares Reinvested	20,322	61,788
Shares Redeemed	(858,674)	(2,503,145)
Net decrease in shares of beneficial interest outstanding	(765,619)	(1,590,757)

Class R:
Shares Sold	2,268,654	4,155,832
Shares Reinvested	106,505	235,073
Shares Redeemed	(2,394,336)	(9,131,399)
Net decrease in shares of beneficial interest outstanding	(19,177)	(4,740,494)

Class A1
Shares Sold	70,511	46,151
Shares Reinvested	1,015	1,485
Shares Redeemed	(41,050)	(25,183)
Net increase in shares of beneficial interest outstanding	30,476	22,453

Class I1
Shares Sold	79,434	700,966
Shares Reinvested	6,470	24,382
Shares Redeemed	(421,313)	(1,475,283)
Net decrease in shares of beneficial interest outstanding	(335,409)	(749,935)

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2016	September 30,
	(Unaudited)	2015
FROM OPERATIONS
Net investment income	$3,188,399	$11,991,785
Net realized loss from security transactions	(6,278,425)	(8,526,745)
Distributions of capital gains from underlying investment companies	785,352	785,352
Net change in unrealized appreciation (depreciation) of investments	9,607,416	(6,949,176)
Net increase (decrease) in net assets resulting from operations	7,302,742	(2,698,784)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(16,278)
Class C	—	(11,084)
Class I	—	(34,545)
Class R	—	(74,095)
Class Y	—	(3,249)
From net investment income:
Class A	(500,808)	(1,059,858)
Class C	(493,319)	(772,312)
Class I	(557,374)	(1,966,250)
Class R	(3,334,415)	(6,934,572)
Class Y	(62,256)	(221,879)
Net decrease in net assets resulting from distributions to shareholders	(4,948,172)	(11,094,122)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	18,947,676	27,405,051
Class C	19,150,809	24,712,995
Class I	30,178,636	75,492,234
Class R	68,231,644	131,546,948
Net asset value of shares issued in reinvestment of distributions:
Class A	472,930	1,018,256
Class C	447,343	679,865
Class I	521,467	1,853,327
Class R	3,159,946	6,457,260
Class Y	62,257	225,127
Payments for shares redeemed:
Class A	(10,842,202)	(28,243,800)
Class C	(7,742,537)	(6,639,192)
Class I	(28,032,350)	(111,056,511)
Class R	(59,885,038)	(69,089,783)
Class Y	(2,872,434)	(1,952,316)
Net increase in net assets resulting from shares of beneficial interest	31,798,147	52,409,461

TOTAL INCREASE IN NET ASSETS	34,152,717	38,616,555

NET ASSETS
Beginning of Period	342,601,512	303,984,957
End of Period*	$376,754,229	$342,601,512
* Includes undistributed net investment income (loss) of:	$(639,244)	$1,120,529

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31,	Year Ended
	2016	September 30,
	(Unaudited)	2015
SHARE ACTIVITY
Class A:
Shares Sold	929,366	1,298,051
Shares Reinvested	23,221	48,498
Shares Redeemed	(531,248)	(1,341,362)
Net increase in shares of beneficial interest outstanding	421,339	5,187

Class C:
Shares Sold	941,344	1,174,549
Shares Reinvested	22,012	32,479
Shares Redeemed	(380,380)	(317,621)
Net increase in shares of beneficial interest outstanding	582,976	889,407

Class I:
Shares Sold	1,475,369	3,562,459
Shares Reinvested	25,569	87,938
Shares Redeemed	(1,371,495)	(5,266,110)
Net increase (decrease) in shares of beneficial interest outstanding	129,443	(1,615,713)

Class R:
Shares Sold	3,353,476	6,251,022
Shares Reinvested	155,647	308,498
Shares Redeemed	(2,939,450)	(3,309,770)
Net increase in shares of beneficial interest outstanding	569,673	3,249,750

Class Y:
Shares Reinvested	3,071	10,756
Shares Redeemed	(141,144)	(92,892)
Net decrease in shares of beneficial interest outstanding	(138,073)	(82,136)

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2016		September 30,	September 30,	September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$22.36		$23.29	$23.05	$23.68	$23.12	$24.24
Activity from investment operations:
Net investment income (1)	0.24		0.53	0.71	0.58	0.75	0.82
Net realized and unrealized gain (loss) on investments	(0.06)		(0.99)	0.50	(0.70)	0.56	(0.32)
Total from investment operations	0.18		(0.46)	1.21	(0.12)	1.31	0.50
Less distributions from:
Net investment income	(0.24)		(0.47)	(0.85)	(0.51)	(0.65)	(0.78)
Net realized gains	—		—	(0.06)	—	(0.10)	(0.84)
Return of capital	—		—	(0.06)	—	—	—
Total distributions	(0.24)		(0.47)	(0.97)	(0.51)	(0.75)	(1.62)
Net asset value, end of period	$22.30		$22.36	$23.29	$23.05	$23.68	$23.12
Total return (2)	0.81	% (7)	(2.01)%	5.40%	(0.53)%	5.80%	2.18%
Net assets, at end of period (000s)	$52,290		$60,478	$89,441	$120,236	$151,147	$65,664
Ratio of gross expenses to average net assets (3)(4)	1.75	% (6)	1.71%	1.69%	1.68%	1.71%	1.65%
Ratio of net expenses to average net assets (4)	1.75	% (6)	1.71%	1.69%	1.68%	1.71%	1.65%
Ratio of net investment income to average net assets (4)(5)	2.11	% (6)	2.28%	3.05%	2.45%	3.21%	3.47%
Portfolio Turnover Rate	145	% (7)	131%	78%	234%	125%	199%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2016		September 30,	September 30,	September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$22.52		$23.45	$23.20	$23.90	$23.33	$24.44
Activity from investment operations:
Net investment income (1)	0.15		0.34	0.53	0.34	0.58	0.65
Net realized and unrealized gain (loss) on investments	(0.06)		(0.97)	0.51	(0.65)	0.57	(0.31)
Total from investment operations	0.09		(0.63)	1.04	(0.31)	1.15	0.34
Less distributions from:
Net investment income	(0.15)		(0.30)	(0.67)	(0.39)	(0.48)	(0.61)
Net realized gains	—		—	(0.06)	—	(0.10)	(0.84)
Return of capital	—		—	(0.06)	—	—	—
Total distributions	(0.15)		(0.30)	(0.79)	(0.39)	(0.58)	(1.45)
Net asset value, end of period	$22.46		$22.52	$23.45	$23.20	$23.90	$23.33
Total return (2)	0.42	% (7)	(2.27)%	4.61%	(1.33)%	5.03%	1.48%
Net assets, at end of period (000s)	$80,714		$89,132	$93,291	$99,156	$67,550	$59,338
Ratio of gross expenses to average net assets (3)(4)	2.51	% (6)	2.47%	2.44%	2.43%	2.46%	2.40%
Ratio of net expenses to average net assets (4)	2.50	% (6)	2.47%	2.44%	2.43%	2.46%	2.40%
Ratio of net investment income to average net assets (4)(5)	1.35	% (6)	1.46%	2.26%	1.44%	2.46%	2.72%
Portfolio Turnover Rate	145	% (7)	131%	78%	234%	125%	199%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2016		September 30,	September 30,	September 30,	September 30,	September 30,
Class I Shares	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$22.32		$23.25	$23.01	$23.65	$23.09	$24.23
Activity from investment operations:
Net investment income (1)	0.24		0.54	0.70	0.57	0.75	0.81
Net realized and unrealized gain (loss) on investments	(0.05)		(1.00)	0.51	(0.70)	0.56	(0.29)
Total from investment operations	0.19		(0.46)	1.21	(0.13)	1.31	0.52
Less distributions from:
Net investment income	(0.24)		(0.47)	(0.85)	(0.51)	(0.65)	(0.82)
Net realized gains	—		—	(0.06)	—	(0.10)	(0.84)
Return of capital	—		—	(0.06)	—	—	—
Total distributions	(0.24)		(0.47)	(0.97)	(0.51)	(0.75)	(1.66)
Net asset value, end of period	$22.27		$22.32	$23.25	$23.01	$23.65	$23.09
Total return (2)	0.84	% (8)	(2.02)%	5.42%	(0.58)%	5.80%	2.24	% (6)
Net assets, at end of period (000s)	$45,016		$62,223	$101,798	$122,694	$162,212	$136,562
Ratio of gross expenses to average net assets (3)(4)	1.75	% (7)	1.71%	1.69%	1.68%	1.71%	1.65%
Ratio of net expenses to average net assets (4)	1.75	% (7)	1.71%	1.69%	1.68%	1.71%	1.65%
Ratio of net investment income to average net assets (4)(5)	2.14	% (7)	2.33%	3.00%	2.45%	3.21%	3.42%
Portfolio Turnover Rate	145	% (8)	131%	78%	234%	125%	199%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	For the year ended September 30, 2011, 0.04% of the Fund’s Class I shares’ total return consists of a voluntary reimbursement by the Adviser of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 2.20%.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2016		September 30,	September 30,	September 30,	September 30,	September 30,
Class R Shares	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$22.19		$23.12	$22.89	$23.51	$22.96	$24.12
Activity from investment operations:
Net investment income (1)	0.26		0.56	0.73	0.61	0.80	0.90
Net realized and unrealized gain (loss) on investments	(0.05)		(0.96)	0.53	(0.68)	0.56	(0.33)
Total from investment operations	0.21		(0.40)	1.26	(0.07)	1.36	0.57
Less distributions from:
Net investment income	(0.27)		(0.53)	(0.91)	(0.55)	(0.71)	(0.89)
Net realized gains	—		—	(0.06)	—	(0.10)	(0.84)
Return of capital	—		—	(0.06)	—	—	—
Total distributions	(0.27)		(0.53)	(1.03)	(0.55)	(0.81)	(1.73)
Net asset value, end of period	$22.13		$22.19	$23.12	$22.89	$23.51	$22.96
Total return (2)	0.94	% (7)	(1.80)%	5.64%	(0.34)%	6.04%	2.47%
Net assets, at end of period (000s)	$227,169		$228,215	$347,370	$328,794	$374,808	$385,223
Ratio of gross expenses to average net assets (3)(4)	1.56	% (6)	1.51%	1.44%	1.47%	1.46%	1.40%
Ratio of net expenses to average net assets (4)	1.50	% (6)	1.50%	1.44%	1.47%	1.46%	1.40%
Ratio of net investment income to average net assets (4)(5)	2.35	% (6)	2.45%	3.16%	2.62%	3.46%	3.81%
Portfolio Turnover Rate	145	% (7)	131%	78%	234%	125%	199%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Period Ended
	March 31, 2016		September 30,	September 30,	September 30,		September 30,
Class A1 Shares	(Unaudited)		2015	2014	2013		2012 (1)
Net asset value, beginning of period	$22.58		$23.51	$23.16	$23.84		$23.36
Activity from investment operations:
Net investment income (2)	0.22		0.46	0.74	0.15		0.22
Net realized and unrealized gain (loss) on investments	(0.06)		(0.95)	0.43	(0.32)		0.42
Total from investment operations	0.16		(0.49)	1.17	(0.17)		0.64
Less distributions from:
Net investment income	(0.23)		(0.44)	(0.70)	(0.51)		(0.16)
Net realized gains	—		—	(0.06)	—		—
Return of capital	—		—	(0.06)	—		—
Total distributions	(0.23)		(0.44)	(0.82)	(0.51)		(0.16)
Net asset value, end of period	$22.51		$22.58	$23.51	$23.16		$23.84
Total return (3)	0.71	% (8)	(2.13)%	5.21%	(0.74)%		2.75	% (8)
Net assets, at end of period (000s)	$2,952		$2,272	$1,838	$12,103		$338
Ratio of gross expenses to average net assets (4)(6)	1.91	% (5)	1.87%	1.84%	1.83%		1.99	% (5)
Ratio of net expenses to average net assets (6)	1.90	% (5)	1.87%	1.84%	1.83	% (9)	1.90	% (5)
Ratio of net investment income to average net assets (6)(7)	1.97	% (5)	1.96%	3.18%	0.66%		3.06	% (5)
Portfolio Turnover Rate	145	% (8)	131%	78%	234%		125	% (8)

(1)	The Sierra Core Retirement Fund’s A1 shares commenced operations on June 7, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets inclusive of Adviser’s recapture of waived fees from prior period.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Period Ended
	March 31, 2016		September 30,	September 30,	September 30,		September 30,
Class I1 Shares	(Unaudited)		2015	2014	2013		2012 (1)
Net asset value, beginning of period	$22.47		$23.39	$23.15	$23.80		$23.32
Activity from investment operations:
Net investment income (2)	0.22		0.49	0.64	0.51		0.23
Net realized and unrealized gain (loss) on investments	(0.06)		(0.98)	0.54	(0.67)		0.42
Total from investment operations	0.16		(0.49)	1.18	(0.16)		0.65
Less distributions from:
Net investment income	(0.22)		(0.43)	(0.82)	(0.49)		(0.17)
Net realized gains	—		—	(0.06)	—		—
Return of capital	—		—	(0.06)	—		—
Total distributions	(0.22)		(0.43)	(0.94)	(0.49)		(0.17)
Net asset value, end of period	$22.41		$22.47	$23.39	$23.15		$23.80
Total return (3)	0.71	% (8)	(2.14)%	5.23%	(0.69)%		2.77	% (8)
Net assets, at end of period(000s)	$15,034		$22,606	$41,076	$32,220		$14,127
Ratio of gross expenses to average net assets (4)(6)	1.90	% (5)	1.86%	1.84%	1.83%		1.99	% (5)
Ratio of net expenses to average net assets (6)	1.90	% (5)	1.86%	1.84%	1.83	% (9)	1.90	% (5)
Ratio of net investment income to average net assets (6)(7)	1.93	% (5)	2.12%	2.73%	2.15%		3.06	% (5)
Portfolio Turnover Rate	145	% (8)	131%	78%	234%		125	% (8)

(1)	The Sierra Core Retirement Fund’s I1 shares commenced operations on June 7, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets inclusive of Adviser’s recapture of waived fees from prior period.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$20.45		$21.22	$20.69	$21.04	$20.00
Activity from investment operations:
Net investment income (2)	0.23		0.71	0.77	0.55	0.57
Net realized and unrealized gain (loss) on investments	0.17		(0.86)	0.66	(0.33)	0.93
Total from investment operations	0.40		(0.15)	1.43	0.22	1.50
Less distributions from:
Net investment income	(0.28)		(0.61)	(0.79)	(0.57)	(0.46)
Net realized gains	—		(0.01)	(0.11)	—	—
Total distributions	(0.28)		(0.62)	(0.90)	(0.57)	(0.46)
Net asset value, end of period	$20.57		$20.45	$21.22	$20.69	$21.04
Total return (3)	2.02	% (8)	(0.76)%	7.11%	1.04%	7.58	% (8)
Net assets, at end of period (000s)	$44,182		$35,302	$36,524	$29,520	$11,685
Ratio of gross expenses to average net assets (4)(6)	1.36	% (5)	1.37%	1.36%	1.37%	1.45	% (5)
Ratio of net expenses to average net assets (6)	1.30	% (5)	1.30%	1.30%	1.30%	1.30	% (5)
Ratio of net investment income to average net assets (6)(7)	2.25	% (5)	3.36%	3.66%	2.59%	3.55	% (5)
Portfolio Turnover Rate	118	% (8)	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$20.41		$21.19	$20.67	$21.03	$20.00
Activity from investment operations:
Net investment income (2)	0.17		0.56	0.65	0.62	0.47
Net realized and unrealized gain (loss) on investments	0.13		(0.84)	0.65	(0.52)	0.93
Total from investment operations	0.30		(0.28)	1.30	0.10	1.40
Less distributions from:
Net investment income	(0.18)		(0.49)	(0.67)	(0.46)	(0.37)
Net realized gains	—		(0.01)	(0.11)	—	—
Total distributions	(0.18)		(0.50)	(0.78)	(0.46)	(0.37)
Net asset value, end of period	$20.53		$20.41	$21.19	$20.67	$21.03
Total return (3)	1.69	% (8)	(1.37)%	6.43%	0.43%	7.07	% (8)
Net assets, at end of period (000s)	$50,917		$38,718	$21,346	$16,597	$32,392
Ratio of gross expenses to average net assets (4)(6)	1.96	% (5)	1.98%	1.96%	1.95%	2.10	% (5)
Ratio of net expenses to average net assets (6)	1.90	% (5)	1.90%	1.90%	1.90%	1.90	% (5)
Ratio of net investment income to average net assets (6)(7)	1.64	% (5)	2.67%	3.08%	2.93%	2.93	% (5)
Portfolio Turnover Rate	118	% (8)	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,	September 30,	September 30,
Class I Shares	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$20.48		$21.24	$20.72	$21.07	$20.00
Activity from investment operations:
Net investment income (2)	0.24		0.71	0.73	0.52	0.62
Net realized and unrealized gain (loss) on investments	0.16		(0.86)	0.70	(0.29)	0.92
Total from investment operations	0.40		(0.15)	1.43	0.23	1.54
Less distributions from:
Net investment income	(0.28)		(0.60)	(0.80)	(0.58)	(0.47)
Net realized gains	—		(0.01)	(0.11)	—	—
Total distributions	(0.28)		(0.61)	(0.91)	(0.58)	(0.47)
Net asset value, end of period	$20.60		$20.48	$21.24	$20.72	$21.07
Total return (3)	2.03	% (8)	(0.73)%	7.07%	1.04%	7.75	% (8)
Net assets, at end of period (000s)	$48,226		$45,292	$81,311	$31,523	$9,717
Ratio of gross expenses to average net assets (4)(6)	1.36	% (5)	1.35%	1.36%	1.37%	1.47	% (5)
Ratio of net expenses to average net assets (6)	1.30	% (5)	1.30%	1.30%	1.30%	1.30	% (5)
Ratio of net investment income to average net assets (6)(7)	2.27	% (5)	3.34%	3.43%	2.45%	3.87	% (5)
Portfolio Turnover Rate	118	% (8)	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended		Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,		September 30,	September 30,
Class R Shares	(Unaudited)		2014	2014		2013	2012 (1)
Net asset value, beginning of period	$20.39		$21.17	$20.66		$21.02	$20.00
Activity from investment operations:
Net investment income (2)	0.26		0.76	0.83		0.52	0.63
Net realized and unrealized gain (loss) on investments	0.18		(0.84)	0.67		(0.23)	0.90
Total from investment operations	0.44		(0.08)	1.50		0.29	1.53
Less distributions from:
Net investment income	(0.32)		(0.69)	(0.88)		(0.65)	(0.51)
Net realized gains	—		(0.01)	(0.11)		—	—
Total distributions	(0.32)		(0.70)	(0.99)		(0.65)	(0.51)
Net asset value, end of period	$20.51		$20.39	$21.17		$20.66	$21.02
Total return (3)	2.18	% (8)	(0.42)%	7.44%		1.34%	7.73	% (8)
Net assets, at end of period (000s)	$230,402		$217,467	$157,023		$116,203	$12,812
Ratio of gross expenses to average net assets (4)(6)	0.96	% (5)	0.97%	0.96%		0.97%	1.11	% (5)
Ratio of net expenses to average net assets (6)	0.96	% (5)	0.97%	0.96	% (9)	0.97%	1.00	% (5)
Ratio of net investment income to average net assets (6)(7)	2.57	% (5)	3.61%	3.97%		2.46%	3.91	% (5)
Portfolio Turnover Rate	118	% (8)	149%	73%		215%	72	% (8)

(1)	The Sierra Strategic Income Fund commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets inclusive of Adviser’s recapture of waived fees from prior period.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,	September 30,	September 30,
Class Y Shares	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$20.36		$21.14	$20.62	$20.98	$20.00
Activity from investment operations:
Net investment income (2)	0.26		0.79	0.86	0.96	0.60
Net realized and unrealized gain (loss) on investments	0.17		(0.87)	0.65	(0.67)	0.93
Total from investment operations	0.43		(0.08)	1.51	0.29	1.53
Less distributions from:
Net investment income	(0.32)		(0.69)	(0.88)	(0.65)	(0.55)
Net realized gains	—		(0.01)	(0.11)	—	—
Total distributions	(0.32)		(0.70)	(0.99)	(0.65)	(0.55)
Net asset value, end of period	$20.47		$20.36	$21.14	$20.62	$20.98
Total return (3)	2.18	% (8)	(0.42)%	7.51%	1.35%	7.76	% (8)
Net assets, at end of period (000s)	$3,028		$5,822	$7,781	$11,261	$83,397
Ratio of gross expenses to average net assets (4)(6)	0.96	% (5)	0.96%	0.95%	0.95%	1.16	% (5)
Ratio of net expenses to average net assets (6)	0.95	% (5)	0.95%	0.95%	0.95%	0.95	% (5)
Ratio of net investment income to average net assets (6)(7)	2.59	% (5)	3.75%	4.11%	4.56%	3.76	% (5)
Portfolio Turnover Rate	118	% (8)	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

1.	ORGANIZATION

The Sierra Core Retirement Fund (“SCRF”) and Sierra Strategic Income Fund (“SSIF”) (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. SCRF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. SSIF’s two investment objectives are to provide total return (with income contributing a significant part) and limit volatility and downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Funds currently offer Class A, Class C, Class I, and Class R shares with SCRF also offering Class A1 and Class I1. Class C, Class I, Class R, and Class I1 shares are offered at net asset value. The Trust suspended the sale of Class Y shares for SCRF and has suspended sales of Class Y shares for SSIF, effective March 8, 2013. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Funds’ assets measured at fair value:

Sierra Core Retirement Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$390,798,487	$—	$—	$390,798,487
Exchange Traded Funds	24,698,011	—	—	24,698,011
Short-Term Investment	28,158,194	—	—	28,158,194
Total	$443,654,692	$—	$—	$443,654,692

Sierra Strategic Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$330,377,456	$—	$—	$330,377,456
Exchange Traded Funds	46,315,282	—	—	46,315,282
Short-Term Investment	18,060,234	—	—	18,060,234
Total	$394,752,972	$—	$—	$394,752,972

There were no transfers into or out of Level 1, Level 2 or Level 3 during the year. It is each Fund’s policy to record transfers into or out of Fair Value Levels at the end of the reporting year.

The Funds did not hold any Level 2 or Level 3 securities during the year.

*	See Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for SSIC and quarterly for SCRF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Funds’ 2015 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months end March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $604,231,977 and $543,909,082, respectively for SCRF. For the six months end March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $400,578,698 and $359,329,859, respectively for SSIF.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Wright Fund Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets for SCRF and 0.75% of the Fund’s average daily net assets for SSIF. For the six months end March 31, 2016, SCRF incurred $2,693,719 in advisory fees and SSIF incurred $1,261,806 in advisory fees.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2017 for SSIF and SCRF, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions,

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses, do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Class I	Class R	Class Y	Class A1	Class I1
SCRF	1.75%	2.50%	1.75%	1.50%	N/A	1.90%	1.90%
SSIF	1.30%	1.90%	1.30%	1.00%	0.95%	N/A	N/A

These amounts will herein be referred to as the “expense limitations.”

If the Adviser waives any fee or reimburses any expenses pursuant to the Expense Limitation Agreement, and either Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2016, the Adviser waived $74,571 with respect to SCRF and $34,380 with respect to SSIF under each Fund’s Expense Limitation Agreement.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2016	9/30/2017	9/30/2018
SCRF	$—	$—	$29,730
SSIF	$47,580	$60,683	$90,918

Distributor – The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plan” or “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25%, 0.25%, 1.00%, 0.40% and 0.40% of the average daily net assets attributable to Class A, Class I, Class C, Class A1 and Class I1 shares, respectively for SCRF, and 0.40%, 0.40% and 1.00% of the average daily net assets attributable to Class A, I and C shares, respectively for SSIF and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. On sales of SCRF’s Class A and Class A1 shares, respectively, for the six months end March 31, 2016, the Distributor received $91,202 and $4,905 from front-end sales charges of which $76,488 and $4,079 was retained by the principal underwriter or other affiliated broker-dealers. On sales of SSIF’s Class A shares for the six months end March 31, 2016, the Distributor received $144,602 from front-end sales charge of which $9,014 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

	For the year ended September 30, 2015:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
SCRF	$11,063,554	$—	$—	$11,063,554
SSIF	10,954,871	139,251	—	11,094,122

	For the year ended September 30, 2014:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
SCRF	$24,072,072	$1,715,010	$1,684,585	$27,471,667
SSIF	9,487,436	939,944	—	10,427,380

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
SCRF	$1,562,885	$—	$(11,679,053)	$—	$2,371,461	$(7,744,707)
SSIF	1,120,529	—	(7,246,495)	—	(847,692)	(6,973,658)

The difference between the book basis and tax basis for undistributed net investment income, unrealized appreciation (depreciation) and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
SCRF	$11,679,053
SSIF	7,246,495

Permanent book and tax differences, primarily attributable to the tax treatment of non-deductible expenses and tax adjustments for C-Corporation return of capital distributions, resulted in reclassification for the year ended September 30, 2015 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
Portfolio	Capital	Income	Loss
SCRF	$(108,418)	$(259,503)	$367,921
SSIF	(83,990)	(335,205)	419,195

6.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Dividends: The Board declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Strategic Income Fund	Class A	0.0385	4/27/2016	4/28/2016
Sierra Strategic Income Fund	Class C	0.0295	4/27/2016	4/28/2016
Sierra Strategic Income Fund	Class I	0.0390	4/27/2016	4/28/2016
Sierra Strategic Income Fund	Class R	0.0449	4/27/2016	4/28/2016
Sierra Strategic Income Fund	Class Y	0.0449	4/27/2016	4/28/2016

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2016

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/15	3/31/2016	10/1/15 – 3/31/2016	10/1/15 – 3/31/2016
Sierra Core Retirement Class A	$1,000.00	$ 1,008.10	$ 8.79	1.75%
Sierra Core Retirement Class C	1,000.00	1,004.20	12.53	2.50
Sierra Core Retirement Class I	1,000.00	1,008.40	8.79	1.75
Sierra Core Retirement Class R	1,000.00	1,009.40	7.54	1.50
Sierra Core Retirement Class A1	1,000.00	1,007.10	9.53	1.90
Sierra Core Retirement Class I1	1,000.00	1,007.10	9.53	1.90
Sierra Strategic Income Class A	1,000.00	1,020.20	6.57	1.30
Sierra Strategic Income Class C	1,000.00	1,016.90	9.58	1.90
Sierra Strategic Income Class I	1,000.00	1,020.30	6.57	1.30
Sierra Strategic Income Class R	1,000.00	1,021.80	4.85	0.96
Sierra Strategic Income Class Y	1,000.00	1,021.80	4.80	0.95

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
March 31, 2016

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/15	3/31/2016	10/1/15 - 3/31/2016	10/1/15 – 3/31/2016
Sierra Core Retirement Class A	$1,000.00	$1,016.25	$ 8.82	1.75%
Sierra Core Retirement Class C	1,000.00	1,012.50	12.58	2.50
Sierra Core Retirement Class I	1,000.00	1,016.25	8.82	1.75
Sierra Core Retirement Class R	1,000.00	1,017.50	7.57	1.50
Sierra Core Retirement Class A1	1,000.00	1,015.50	9.57	1.90
Sierra Core Retirement Class I1	1,000.00	1,015.50	9.57	1.90
Sierra Strategic Income Class A	1,000.00	1,018.50	6.56	1.30
Sierra Strategic Income Class C	1,000.00	1,015.50	9.57	1.90
Sierra Strategic Income Class I	1,000.00	1,018.55	6.56	1.30
Sierra Strategic Income Class R	1,000.00	1,020.20	4.85	0.96
Sierra Strategic Income Class Y	1,000.00	1,020.25	4.80	0.95

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISER
Wright Fund Management, LLC
3420 Ocean Park Blvd. Suite 3060
Santa Monica, CA 90405

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/09/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/09/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/ Treasurer

Date 6/09/16